PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Share Based Payments - Narrative (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016	May 07, 2019 shares	May 09, 2018 shares	May 10, 2017 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement	0	0	0
Employee Stock Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense | $	$ 0	$ 0	$ 0
Restricted Share Units (RSUs) and Performance Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense | $	$ 0	$ 31,000,000	$ 31,000,000
ArcelorMittal Global Stock Option 2009-2018 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorized for grant	100,000,000
ArcelorMittal Global Stock Option 2009-2018 | Top of range | Employee Stock Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration period	10 years
CEO Office Plan | Performance Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award performance period	3 years	3 years	3 years	5 years
CEO Office Plan | Top of range | Performance Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorized for grant					2,500,000	1,500,000	3,000,000
ArcelorMittal Equity Incentive Plan | Performance Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award performance period	3 years
ArcelorMittal Equity Incentive Plan | Restricted Share Units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period (in years)	3 years
Percentage of award vesting rights (as a percentage)	100.00%
Pro forma | ArcelorMittal Global Stock Option 2009-2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorized for grant	33,333,333